Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June, 2010
Distribution Date	07/15/10
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$173,527,374.96	0.7923624	$143,995,081.10	0.6575118	$29,532,293.86
Class A-2 Notes	$238,000,000.00	1.0000000	$238,000,000.00	1.0000000	$-
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$915,377,374.96	0.9526746	$885,845,081.10	0.9219390	$29,532,293.86

Weighted Avg. Coupon (WAC)	5.15%		5.15%
Weighted Avg. Remaining Maturity (WARM)	58.28		57.35
Pool Receivables Balance	$1,056,171,842.21		$1,029,124,109.33
Remaining Number of Receivables	62,158		61,556

Adjusted Pool Balance	$1,031,282,560.15		$1,005,161,645.38

III. COLLECTIONS

Principal:
Principal Collections	$26,774,922.27
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$77,629.54
Total Principal Collections	$26,852,551.81

Interest:
Interest Collections	$4,564,560.34
Late Fees & Other Charges	$31,058.99
Interest on Repurchase Principal	$-
Total Interest Collections	$4,595,619.33

Collection Account Interest	$7,647.90
Reserve Account Interest	$1,210.61
Servicer Advances	$-

Total Collections	$31,457,029.65

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June, 2010
Distribution Date	07/15/10
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections					$31,457,029.65
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$31,457,029.65
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$880,143.20		$880,143.20	$880,143.20
Collection Account Interest					$7,647.90
Late Fees & Other Charges					$31,058.99
Total due to Servicer					$918,850.09

3. Class A Noteholders Interest:
Class A-1 Notes		$57,583.61		$57,583.61
Class A-2 Notes		$170,566.67		$170,566.67
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$1,005,885.70		$1,005,885.70	$1,005,885.70

Available Funds Remaining:					$29,532,293.86

4. Principal Distribution Amount:					$29,532,293.86

		Distributable Amount		Paid Amount
Class A-1 Notes				$29,532,293.86
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		80,763,058.46		$29,532,293.86
Total Noteholders Principal				$29,532,293.86

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,889,282.06
Beginning Period Amount	$24,889,282.06
Current Period Amortization	$926,818.11
Ending Period Required Amount	$23,962,463.95
Ending Period Amount	$23,962,463.95
Next Distribution Date Required Amount	$23,054,024.05

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$115,905,185.19	$119,316,564.28	$170,547,328.88
Overcollateralization as a % of Adjusted Pool		11.24%	11.87%	16.97%

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	June, 2010
Distribution Date	07/15/10
Transaction Month	2
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.36%	61,160	99.35%	$1,022,468,698.87
30 - 60 Days	0.54%	331	0.54%	$5,542,070.61
61 - 90 Days	0.10%	60	0.10%	$1,042,933.19
91 + Days	0.01%	5	0.01%	$70,406.66
		61,556		$1,029,124,109.33
Total
Delinquent Receivables 61 + days past due	0.11%	65	0.11%	$1,113,339.85
Delinquent Receivables 61 + days past due	0.05%	33	0.05%	$552,319.58
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.00%	0	0.00%	$-
Three-Month Average Delinquency Ratio	0.05%		0.05%

Repossession in Current Period		33		$652,999.80
Repossession Inventory		35		$693,324.88

Charge-Offs
Gross Principal of Charge-Off for Current Period				$272,810.61
Recoveries				$(77,629.54)
Net Charge-offs for Current Period				$195,181.07

Beginning Pool Balance for Current Period				$1,056,171,842.21

Net Loss Ratio				0.22%
Net Loss Ratio for 1st Preceding Collection Period				0.08%
Net Loss Ratio for 2nd Preceding Collection Period				0.00%
Three-Month Average Net Loss Ratio for Current Period				0.10%

Cumulative Net Losses for All Periods				$272,122.69
Cumulative Net Losses as a % of Initial Pool Balance				0.02%

Principal Balance of Extensions				$1,872,227.64
Number of Extensions				113

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